Income Tax	9 Months Ended
Sep. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

The components of the provision for income tax are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Current	(1,684)	(377)	(2,887)	(1,412)
Deferred	(10,453)	(1,915)	(15,888)	(2,677)
Income tax expense	(12,137)	(2,292)	(18,775)	(4,089)